Impairment test on Property, plant and equipment (Schedule of Oil Price Scenarios Used in Impairment Testing) (Details)	Dec. 31, 2019 $ / bbl
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Estimation regarding price percentage for low price scenario	15.00%
Estimation regarding price percentage for middle price scenario	60.00%
Estimation regarding price percentage for high price scenario	25.00%
2020
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	66.0
Middle price (60%)	66.0
High price (25%)	66.0
Weighted market price used for the impairment test	66.0
2021
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	51.8
Middle price (60%)	69.0
High price (25%)	75.9
Weighted market price used for the impairment test	68.1
2022
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	53.7
Middle price (60%)	71.6
High price (25%)	78.8
Weighted market price used for the impairment test	70.7
Over 2023
Disclosure Of Impairment test on Property, plant and equipment [Line Items]
Low price (15%)	54.8
Middle price (60%)	73.1
High price (25%)	80.4
Weighted market price used for the impairment test	72.2